Other income and other losses (Table) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2024
Schedule of other income
	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Impairment gain on contract assets	(722)	2,158	-
Investment income	(8,504)	2,863	824
Fait value gain on short term investment	248	-	-
Compensation income	193	7,796	-
Amounts waived by payees	676	-	980
Reversal of allowance for doubtful accounts	(6,225)	10,841	983
Subsidy income from PRC government	14,730	9,088	9,002

	396	32,746	11,789

Schedule of other losses
	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Impairment loss on short term investments	-	-	195
Impairment loss on contract assets	-	-	3,560

	-	-	3,755